STOCK-BASED COMPENSATION - Stock Option Activity (Details) - Stock options shares in Millions	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of Shares under Option
Awards granted (in shares) | shares	3.8
Ending balance (in shares) | shares	3.8
Weighted Average Grant Date Fair Value
Awards granted (in dollars per share)	$ 6.54
Ending balance (in dollars per share)	6.56
Weighted-Average Exercise Price
Awards converted from IBM programs (in dollars per share)	8.28
Awards granted (in dollars per share)	17.78
Ending balance (in dollars per share)	17.76
Awards converted from IBM programs, Intrinsic value per share	$ 9.82
Awards outstanding, weighted average remaining contractual life, awards granted	6 years 3 months 18 days
Awards outstanding, weighted average remaining contractual life	6 months 9 days